Long-Term Time Deposits And Other Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Long Term Time Deposits and Other Investments
The following table summarizes the Group’s balances of long-term time deposits and other investments:

	As of December 31,
	2024	2025
	RMB	RMB
Long-term time deposits	6,809,123	14,184,082
Wealth management products	1,389,779	72,931
Investments in debt securities
Giga AI	634,145	—
Others	6,500	11,500

Subtotal	640,645	11,500

Total long-term time deposits and other investments	8,839,547	14,268,513